SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Geographic segmentation of assets

The Company operates in one operating segment, being the acquisition, exploration and development of mineral properties. Geographic segmentation of the Company’s non-current assets is as follows:

	December 31, 2020
	Canada	USA	Mongolia	Bolivia	Total
Reclamation deposits	$-	$-	$21,055	$-	$21,055
Equipment	9,729	80,401	2,790	60,880	153,800
Mineral properties	-	13,290,081	-	18,516,513	31,806,594
	$9,729	$13,370,482	$23,845	$18,577,393	$31,981,449

	December 31, 2019
	Canada	USA	Mongolia	Bolivia	Total
Reclamation deposits	$-	$-	$21,055	$-	$21,055
Equipment	12,005	89,826	35,721	21,932	159,484
Mineral properties	-	8,600,658	-	15,182,226	23,782,884
	$12,005	$8,690,484	$56,776	$15,204,158	$23,963,423

	December 31, 2018
	Canada	USA	Mongolia	Bolivia	Total
Reclamation deposits	$-	$-	$21,055	$-	$21,055
Equipment	14,839	22,713	33,440	30,170	101,162
Mineral properties	-	3,643,720	-	-	3,643,720
	$14,839	$3,666,433	$54,495	$30,170	$3,765,937